Suspended Wells-Exploration Expense (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense		$ 743	$ 369	$ 934
Lower 48 Segment [Member] | Central Louisiana Austin Chalk [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense		111
Lower 48 Segment [Member] | Operating Segments [Member] | Central Louisiana Austin Chalk [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense		$ 141
Angola | Other International Segment [Member] | Athena Drilling Rig [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Exploration Expense	$ 43